UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     CEO of New Mountain Capital, LLC
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $833,665 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    45346    16080 SH       DEFINED 1    2          16080        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    22649  1011129 SH       DEFINED 1    2        1011129        0        0
CACI INTL INC                  CL A             127190304    12461   341494 SH       DEFINED 1    2         341494        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104    26037  5085322 SH       DEFINED 1    2        5085322        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    29530  1397554 SH       DEFINED 1    2        1397554        0        0
ENTERPRISE GP HLDGS L P        UNIT LP INT      293716106    12836   567451 SH       DEFINED 1    2         567451        0        0
F5 NETWORKS INC                COM              315616102     3143   150000 SH       DEFINED 1    2         150000        0        0
INVENTIV HEALTH INC            COM              46122E105    10417  1276600 SH       DEFINED 1    2        1276600        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   113818  5705153 SH       DEFINED 1    2        5705153        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     3561  1227970 SH       DEFINED 1    2        1227970        0        0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108    34571  1975506 SH       DEFINED 1    2        1975506        0        0
METAVANTE TECHNOLOGIES INC     COM              591407101    38343  1921000 SH       DEFINED 1    2        1921000        0        0
MF GLOBAL LTD                  SHS              G60642108    12161  2874913 SH       DEFINED 1    2        2874913        0        0
MICROSOFT CORP                 COM              594918104    19683  1071455 SH       DEFINED 1    2        1071455        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   144082  4697800 SH       DEFINED 1    2        4697800        0        0
NATIONAL FUEL GAS CO N J       COM              636180101    82104  2677000 SH       OTHER   1    2              0  2677000        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     3376    91828 SH       DEFINED 1    2          91828        0        0
SAIC INC                       COM              78390X101    17447   934479 SH       DEFINED 1    2         934479        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    34146  1516908 SH       DEFINED 1    2        1516908        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    42460  1000000 SH  PUT  DEFINED 1    2        1000000        0        0
SPDR TR                        UNIT SER 1       78462F103    69838   878242 SH       DEFINED 1    2         878242        0        0
TFS FINL CORP                  COM              87240R107    45606  3759780 SH       DEFINED 1    2        3759780        0        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118      150  1000000 SH       DEFINED 1    2        1000000        0        0
VICTORY ACQUISITION CORP       COM              92644D100     9900  1000000 SH       DEFINED 1    2        1000000        0        0